UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    April 19, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      91

Form 13F Information Table Entry Total:       $179,431,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2583    49100 SH       SOLE                             49100
Adobe Systems Inc              COM              00724f101     1793    44500 SH       SOLE                             44500
Agilent Technologies           COM              00846u101      217     6205 SH       SOLE                              6205
Albertson's Inc                COM              013104104      848    25600 SH       SOLE                             25600
Amgen Inc                      COM              031162100      383     6410 SH       SOLE                              6410
Assoc Banc-Corp                COM              045487105     2055    54027 SH       SOLE                             54027
Avery Dennison                 COM              053611109      867    14201 SH       SOLE                             14201
BP PLC - frmly BP Amoco PLC    COM              055622104     7092   133558 SH       SOLE                            133558
Bank One Corp                  COM              059438101      806    19288 SH       SOLE                             19288
Baxter Intl Inc                COM              071813109      506     8500 SH       SOLE                              8500
BellSouth Corp                 COM              079860102      566    15355 SH       SOLE                             15355
Bemis Company                  COM              081437105     1405    25850 SH       SOLE                             25850
Bristol Myers Squibb           COM              110122108     5378   132825 SH       SOLE                            132825
CVS Corp                       COM              585745102     2233    65056 SH       SOLE                             65056
Cardinal Health                COM              14149Y108      251     3546 SH       SOLE                              3546
CenterPoint Properties         COM              151895109      286     5300 SH       SOLE                              5300
ChevronTexaco Corp             COM              166764100     1118    12382 SH       SOLE                             12382
Cisco Systems                  COM              17275R102     1882   111150 SH       SOLE                            111150
Citigroup Inc                  COM              172967101     2651    53525 SH       SOLE                             53525
Computer Sciences              COM              205363104      662    13050 SH       SOLE                             13050
Consolidated Energy            COM              20854p109      915    34850 SH       SOLE                             34850
Disney (Walt)                  COM              254687106      211     9127 SH       SOLE                              9127
Dominion Resources             COM              25746u109     1635    25090 SH       SOLE                             25090
Duke Realty Corp               COM              264411505     2257    86800 SH       SOLE                             86800
E M C Corp Mass                COM              268648102      713    59800 SH       SOLE                             59800
El Paso Corporation            COM              28336L109     2514    57105 SH       SOLE                             57105
Emerson Elec                   COM              291011104     2239    39020 SH       SOLE                             39020
Ericsson LM cl B               COM              294821400      136    32500 SH       SOLE                             32500
Ethan Allen                    COM              297602104     2942    77301 SH       SOLE                             77301
Exxon Mobil Corp               COM              30231g102     6900   157423 SH       SOLE                            157423
FedEx Corp                     COM              31428x106      360     6200 SH       SOLE                              6200
First American Bankshares      COM                             627     1600 SH       SOLE                              1600
First Industrial Realty Trust  COM              32054k103      873    25500 SH       SOLE                             25500
Gannett Inc                    COM              364730101     2789    36650 SH       SOLE                             36650
General Electric               COM              369604103     7016   187352 SH       SOLE                            187352
General Mills                  COM              370334104     2471    50590 SH       SOLE                             50590
Genuine Parts                  COM              372460105      872    23727 SH       SOLE                             23727
Grainger W W                   COM              384802104      472     8400 SH       SOLE                              8400
Health Care Realty Tr.         COM              421946104     4018   132334 SH       SOLE                            132334
Heinz H.J. Co                  COM              423074103      576    13885 SH       SOLE                             13885
Hewlett Packard                COM              428236103      617    34400 SH       SOLE                             34400
Home Depot                     COM              437076102      711    14628 SH       SOLE                             14628
Hon Industries                 COM              438092108     3162   111300 SH       SOLE                            111300
Hospitality Properties         COM              44106m102     4544   132363 SH       SOLE                            132363
IBM Corp                       COM              459200101     2805    26968 SH       SOLE                             26968
Illinois Tool Works            COM              452308109     1946    26900 SH       SOLE                             26900
Intel Corp                     COM              458140100     3872   127329 SH       SOLE                            127329
Johnson Controls               COM              478366107     3003    34007 SH       SOLE                             34007
Johnson&Johnson                COM              478160104     5841    89936 SH       SOLE                             89936
Kimberly Clark                 COM              494368103     4692    72575 SH       SOLE                             72575
Kohls Corp                     COM              500255104      395     5550 SH       SOLE                              5550
Liberty Property               COM              531172104     3886   120500 SH       SOLE                            120500
Manpower Inc                   COM              56418H100      517    13300 SH       SOLE                             13300
Marshall & Ilsley              COM              571834100     3866    62115 SH       SOLE                             62115
Masco Corp                     COM              574599106     1917    69835 SH       SOLE                             69835
McDonald's Corp                COM              580135101      594    21422 SH       SOLE                             21422
McGraw-Hill                    COM              580645109      485     7100 SH       SOLE                              7100
Merck & Co                     COM              589331107     7948   138035 SH       SOLE                            138035
Microsoft Corp                 COM              594918104     2187    36259 SH       SOLE                             36259
Modine Mfg Co                  COM              607828100      443    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      294    10619 SH       SOLE                             10619
Nokia Corp Spons ADR           COM              654902204      785    37850 SH       SOLE                             37850
Northern States Financial Corp COM              665751103      213     9250 SH       SOLE                              9250
Officemax Inc                  COM              67622m108     1026   183800 SH       SOLE                            183800
Oracle Corp                    COM              68389x105      655    51180 SH       SOLE                             51180
Pepsico, Inc.                  COM              713448108     4420    85825 SH       SOLE                             85825
Pfizer Inc                     COM              717081103     3420    86063 SH       SOLE                             86063
Phillips Petroleum Co          COM              718507106     2301    36645 SH       SOLE                             36645
Procter & Gamble               COM              742718109     1857    20613 SH       SOLE                             20613
Royal Dutch Petro              COM              780257705     2759    50800 SH       SOLE                             50800
SBC Commun Inc.                COM              78387G103     1958    52291 SH       SOLE                             52291
Schlumberger                   COM              806857108     2954    50222 SH       SOLE                             50222
Sprint Corp                    COM              852061100      193    12600 SH       SOLE                             12600
Suncor Energy Inc              COM              867229106     1546    42750 SH       SOLE                             42750
Sysco Corp                     COM              871829107     3682   123475 SH       SOLE                            123475
TECO Energy Inc                COM              872375100     3553   124100 SH       SOLE                            124100
Texas Instruments              COM              882508104     1141    34470 SH       SOLE                             34470
Transocean Sedco Forex         COM              g90078109      237     7147 SH       SOLE                              7147
Tribune Co                     COM              896047107     4239    93240 SH       SOLE                             93240
U.S. Bancorp                   COM              902973304     1638    72585 SH       SOLE                             72585
United Parcel SVC Inc          COM              911312106      814    13390 SH       SOLE                             13390
Unocal Corp                    COM              915289102      315     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM              92343v104     1379    29923 SH       SOLE                             29923
Vodafone Group PLC             COM              92857w100      288    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1049    26600 SH       SOLE                             26600
Wal Mart Stores                COM              931142103     1776    28970 SH       SOLE                             28970
Walgreen Co                    COM              931422109     2733    69740 SH       SOLE                             69740
Wells Fargo                    COM              949740104     1785    36125 SH       SOLE                             36125
Weyerhaeuser                   COM              962166104      214     3400 SH       SOLE                              3400
Wyeth - frmly Amer Home Prod   COM              983024100      659    10041 SH       SOLE                             10041
Xcel Energy Inc                COM              98389b100     1997    78790 SH       SOLE                             78790